Equity and Remuneration to Shareholders - Schedule of Dividends Proposed for Distribution to Shareholders Based on the Profit for the Business Year (Detail) - BRL (R$)
R$ / shares in Units, R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [line items]
Percentage applied to the nominal value of the preferred shares	6.00%	6.00%
Equity	R$ 15,939	R$ 14,330	R$ 12,934	R$ 12,988
Net income for the year	1,700	1,001	334
Withholding income tax on Interest on equity	17
Minimum Dividend under the by-laws including income tax on interest on equity	867	500	167
Dividends recorded, as specified in the by-laws Interest on Equity	210
Ordinary dividends	657	500	167
Dividends and interest on equity	R$ 867	R$ 500	R$ 167
Mandatory dividends (including withholding income tax on Interest on Equity)	R$ 0.59	R$ 0.34	R$ 0.50
Dividend distribution [Member]
Disclosure of Dividends [line items]
Equity	R$ 14,579	R$ 14,326	R$ 12,930
Net income for the year	R$ 1,700	1,001	334
Preference shares [member]
Disclosure of Dividends [line items]
Percentage applied to the nominal value of the preferred shares	10.00%
Percentage applied to the portion of Equity represented by the preferred shares	3.00%
Preference shares [member] | Dividend distribution [Member]
Disclosure of Dividends [line items]
Nominal value of the preferred shares	R$ 4,856	4,191	4,190
Nominal value of the preferred shares to be capitalized		665
Preferred shares	R$ 4,856	R$ 4,856	R$ 4,190
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	R$ 486	R$ 486	R$ 419
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.58%	66.58%	66.58%
Equity	R$ 9,704	R$ 9,538	R$ 8,609
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	R$ 291	R$ 286	R$ 258
Minimum Dividends required by the Bylaws for the preferred shares	486	486	419
Mandatory dividends - 50% of Net income	850	500	167
Preferred shares [member]
Disclosure of Dividends [line items]
Total dividends for the common shares	R$ 577	R$ 486	R$ 419
Minimum dividends required by the by-laws for the preferred shares	R$ 0.50	R$ 0.50	R$ 0.50
Dividends proposed: Common (ON) shares	R$ 0.59	R$ 0.50
Common shares [member]
Disclosure of Dividends [line items]
Total dividends for the common shares	R$ 290	R$ 14
Dividends proposed: Common (ON) shares	R$ 0.59	R$ 0.03	R$ 0.50